Offerings	May 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	This registration statement registers an unspecified number of securities or aggregate principal amount, as applicable, as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of common stock as may be issued from time to time upon conversion of any debt securities or shares of preferred stock that are convertible into common stock or exercise of warrants that are exercisable for common stock or pursuant to any anti-dilution adjustments with respect to any such convertible debt securities, shares of preferred stock or warrants. The proposed maximum offering prices per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units. Pursuant to Form S-3 Instruction 2.A.iii.c. of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure, the registrant elects to pay all of the registration fee on a deferred basis in reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), at the fee rate in effect at that time.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, without par value ("Common Stock")
Fee Rate	0.01381%
Offering Note	See Note 1. Additionally, pursuant to Rule 416 under the Securities Act, this registration statement registers such indeterminate number of additional shares of common stock as may be issued in connection with stock splits, stock dividends or similar transactions.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 2,584,408,803.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 356,906.86
Offering Note	The maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act. The amount of the registration fee is calculated in accordance with Rule 457(r) of the Securities Act.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	92.375
Maximum Aggregate Offering Price	$ 138,562,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,135.48
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low prices per share of common stock as reported on the New York Stock Exchange on May 13, 2026.